                           GENERAL AMERICAN INVESTORS
                                 COMPANY, INC.

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996


                        A Closed-End Investment Company
                     listed on the New York Stock Exchange


                              450 LEXINGTON AVENUE
                              NEW YORK, N.Y. 10017
                          212-916-8400 1-800-436-8401

                               TO THE STOCKHOLDERS

--------------------------------------------------------------------------------

For the nine months ended September 30, 1996, the time-weighted rate of return (including income but excluding expenses) on the net assets of General American Investors Company was 13.2%. By comparison, the rate of return (including income) for the Standard & Poor's 500 Stock Index was 13.4%. For the twelve months ended September 30, 1996, the return for the Company was 19.6%; this compares to a return of 20.3% for the S&P 500.

Valuation levels in many sectors of the market seem excessive by most historical standards. In consequence, we have not reinvested fully the proceeds from sales of securities. As a result, our cash balance is at a comparatively high level, despite an active share repurchase program, with an attendant moderating effect on relative performance.

The net assets of the Company as of September 30, 1996, as set forth in the accompanying financial statements (unaudited), were $600,357,011, equal to $26.80 per share of Common Stock.

The increase in net assets resulting from operations for the nine months was $67,560,224. Net realized long-term gain on securities sold was $47,060,013 ($2.10 per share); the increase in unrealized appreciation was $16,225,618. Net investment income for the nine months was $4,274,593 ($.19 per share).

During the nine months, 1,562,205 shares of the Company's Common Stock were repurchased for $33,248,313 at an average discount from net asset value of 15.8%, continuing a program approved by your Directors.

By Order of the Board of Directors,

GENERAL AMERICAN INVESTORS COMPANY, INC.

Spencer Davidson
President and Chief Executive Officer

2       STATEMENT OF ASSETS AND LIABILITIES  September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

ASSETS
-------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE ( NOTE 1a )
  General portfolio securities (cost $292,509,392)                       $509,005,597
  Corporate discount notes (cost $91,430,373)                              91,430,373
                                                                         ------------
                                                                          600,435,970

CASH, RECEIVABLES AND OTHER ASSETS
  Cash ................................................   $     31,297
  Receivable for securities sold ......................        932,667
  Dividends, interest and other receivables ...........      3,929,625
  Other ...............................................        827,193      5,720,782
                                                           -----------    -----------

TOTAL ASSETS ..........................................                   606,156,752


LIABILITIES
-------------------------------------------------------------------------------------
   Payable for securities purchased ...................      2,062,616
   Accrued expenses and other liabilities .............      3,737,125
                                                           -----------

TOTAL LIABILITIES .....................................                     5,799,741
                                                                         ------------

NET ASSETS ............................................                  $600,357,011
                                                                         ============


NET ASSETS
-------------------------------------------------------------------------------------
   Common Stock,  $1 par value (note 2)
      Authorized  30,000,000  shares; outstanding
        (exclusive of 1,713,905 shares in
        Treasury)22,400,511 shares ....................   $ 22,400,511
   Paid-In Capital ( note 2 ) .........................    312,034,663
   Undistributed realized gain on securities sold .....     46,911,700
   Undistributed net income ...........................      2,513,932
   Unrealized appreciation on investments (including
      aggregate gross unrealized appreciation of
      $229,493,036) ...................................    216,496,205
                                                          ------------

TOTAL NET ASSETS ......................................                  $600,357,011
                                                                         ============

NET ASSET VALUE PER SHARE .............................                  $      26.80
                                                                         ============

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Nine Months
                                                      Ended         Year Ended
                                               September 30, 1996   December 31,
OPERATIONS                                        (Unaudited)          1995
--------------------------------------------------------------------------------
   Net investment income .....................   $   4,274,593    $   1,961,039
   Net realized gain on sales of securities ..      47,060,013       63,862,317
   Net increase in unrealized appreciation ...      16,225,618       42,984,363
                                                 -------------    -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................      67,560,224      108,807,719
                                                 -------------    -------------

DISTRIBUTIONS TO STOCKHOLDERS
--------------------------------------------------------------------------------
   From net income, including
     short-term capital gain .................        (197,936)      (2,633,530)
   From long-term capital gain ...............      (7,450,389)     (65,253,760)
   In excess of net income ...................           --            (180,371)
                                                  -------------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ....      (7,648,325)     (68,067,661)
                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

   Value of Common Shares issued in payment
     of dividends (note 2) ...................           --          41,998,878
   Cost of Common Shares purchased (note 2) ..     (33,248,313)     (28,767,670)
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS -
   CAPITAL TRANSACTIONS ......................     (33,248,313)      13,231,208
                                                  -------------    -------------
NET INCREASE IN NET ASSETS ...................      26,663,586       53,971,266

NET ASSETS
--------------------------------------------------------------------------------

BEGINNING OF PERIOD ..........................     573,693,425      519,722,159
                                                 --------------    -------------

END OF PERIOD (including undistributed net
   income of $2,513,932 and distributions
   in excess of net income of $1,562,725,
   respectively) .............................   $ 600,357,011    $ 573,693,425
                                                 =============    =============

( see notes to financial statements )

 3    STATEMENT OF OPERATIONS  Nine Months Ended September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


INCOME
--------------------------------------------------------------------------------
   Dividends (net of foreign withholding taxes
     of $185,330) ................................    $ 5,160,889
   Interest ......................................      3,430,661
   Investment advisory fees (note 1d) ............        180,058  $   8,771,608
                                                      -----------


EXPENSES
--------------------------------------------------------------------------------
   Investment research ...........................      1,875,231
   Administration and operations .................      1,342,412
   Office space and general ......................        662,056
   Auditing and legal fees .......................        143,410
   Transfer agent, custodian and registrar
     fees and expenses ...........................        142,925
   Directors' fees and expenses ..................        134,837
   Stockholders' meeting and reports .............        117,144
   Miscellaneous taxes (note 1c) .................         79,000      4,497,015
                                                        ---------      ---------
NET INVESTMENT INCOME ............................                     4,274,593


REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS (NOTES 1e AND
4)
--------------------------------------------------------------------------------
  Net realized gain on sales of securities
    (long-term) ..................................     47,060,013
  Net increase in unrealized appreciation ........     16,225,618
                                                     ------------

 NET GAIN ON INVESTMENTS .........................                    63,285,631
                                                                    ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................                   $67,560,224
                                                                    ============

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table shows per share operating performance data, total investment return, ratios and supplemental data for the nine months ended September 30, 1996 and the year ended December 31, 1995. This information has been derived from information contained in the financial statements and market price data for the Company's shares.

                                                    Nine Months
                                                       Ended         Year Ended
                                                September 30, 1996  December 31,
                                                      (Unaudited)       1995
                                                       ---------    ------------
PER SHARE OPERATING PERFORMANCE

  Net asset value, beginning of period ............      $  23.94       $  22.31
                                                         --------       --------
      Net investment income .......................           .19            .08
      Net gain on securities -
         realized and unrealized ..................          2.99           4.54
                                                         --------       --------
  Total from investment operations ................          3.18           4.62
                                                         --------       --------
  Less distributions:
      Dividends from investment income ............          (.01)          (.11)*
      Distributions from capital gains ............          (.31)         (2.87)
      In excess of net income .....................           --            (.01)
                                                         --------       --------
  Total distributions .............................          (.32)         (2.99)
                                                         --------       --------
  Net asset value, end of period ..................      $  26.80       $  23.94
                                                         ========       ========
  Per share market value, end of period ...........      $ 22.875       $  20.00
                                                         ========       ========

TOTAL INVESTMENT RETURN - Stockholder
      Return, based on market price per share .....         16.24%**       21.22%
RATIOS AND SUPPLEMENTAL DATA
  Total net assets, end of period (000's omitted) .      $600,357       $573,693
  Ratio of expenses to average net assets ***......          0.77%**        1.25%
  Ratio of net income to average net assets .......          0.73%**        0.36%
  Portfolio turnover rate .........................         29.47%**       29.14%
  Average commission rate paid ....................      $  .0500
  Shares outstanding, end of period (000's omitted)        22,401         23,963

        * Includes short-term capital gain in the amount of $.03 per share.
       ** Not annualized.
      *** The ratio of expenses, exclusive of expenses attributable to the advisory accounts which are managed directly by the Company, to average net assets was 0.73% for the nine months ended September 30, 1996 and 1.12% for 1995.

(see notes to financial statements)

4              STATEMENT OF INVESTMENTS  September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------
                           General American Investors

STOCKS                                                  SHARES OR         VALUE
ISSUER                                               PRINCIPAL AMOUNT   (NOTE 1a)
COMMUNICATIONS AND INFORMATION SERVICES (5.4%)
Comcast UK Cable Partners Limited Class A + .......      601,500     $ 6,090,188
Cox Communications, Inc. Class A + ................      200,000       3,675,000
International CableTel Incorporated + .............      172,000       4,407,500
Reuters Holdings Plc-ADR ..........................      109,000       7,548,250
TeleWest Communications Plc-ADR + .................      110,000       2,048,750
Vodafone Group Plc-ADR ............................       43,500       1,484,438
Wolters Kluwer NV-ADR .............................       55,000       6,923,125
                                                                      ----------
                        (COST $22,327,258) ........         --        32,177,251
                                                                      ----------

COMPUTER SOFTWARE AND SYSTEMS (6.4%)
Avid Technology, Inc.+ ............................      258,000       3,515,250
Broderbund Software, Inc.+ ........................      210,000       6,090,000
Cisco Systems, Inc.+ ..............................      183,000      11,357,529
DSC Communications Corporation + ..................      187,500       4,710,938
Hewlett-Packard Company ...........................      200,000       9,750,000
Pinnacle Systems, Inc.+ ...........................      245,000       3,001,250
                                                                      ----------
                        (COST $32,676,174) ........         --        38,424,967
                                                                      ----------


CONSUMER PRODUCTS AND SERVICES (10.5%)
AAPC Ltd. .........................................     8,542,000      5,381,460
Buffets, Inc.+ ....................................     1,431,500     15,030,750
The Cheesecake Factory Incorporated+ ..............       194,000      4,413,500
Chrysler Corporation ..............................       400,000     11,450,000
Ford Motor Company ................................       410,000     12,812,500
Hormel Foods Corporation ..........................       205,000      4,791,875
PepsiCo, Inc. .....................................       325,000      9,181,250
                                                                      ----------
                        (COST $58,027,227) ........          --       63,061,335
                                                                      ----------

ELECTRONICS (0.9%)
Sensormatic Electronics Corporation ...............      316,000       5,648,500
                                                                      ----------
                        (COST $3,971,250)

ENVIRONMENTAL CONTROL
  (INCLUDING SERVICES) (3.5%)
USA Waste Services, Inc.+ .........................      669,000      21,073,500
                                                                      ----------
                        (COST $10,731,059)

FINANCE AND INSURANCE (20.4%)
Ace Limited .......................................       48,136       2,545,191
Alexander Haagen Properties, Inc. .................      143,000       2,002,000
American International Group, Inc. ................      130,500      13,147,875
American States Financial Corporation .............      302,500       7,033,125
Banco Popular Espanol, S.A. .......................       16,000       2,942,000
Crestar Financial Corp. ...........................      156,000       9,204,000
Everest Reinsurance Holdings, Inc. ................      125,500       3,106,125
First Empire State Corporation ....................       56,500      14,068,500
First Midwest Bancorp, Inc. .......................      190,000       5,676,250
General Re Corporation ............................       58,500       8,221,500
Golden West Financial Corporation .................      168,500       9,836,187
Life Re Corporation ...............................      310,500      11,178,000
National Re Corporation ...........................      112,000       5,922,000
TIG Holdings, Inc. ................................      202,500       6,075,000
Transatlantic Holdings, Inc. ......................      156,500      10,642,000
U.S. Bancorp ......................................      277,500      10,961,250
                                                                     -----------
                        (COST $64,081,789) ........         --       122,561,003
                                                                     -----------

HEALTH CARE  (20.7%)
     PHARMACEUTICALS (11.7%)
AB Astra Class A ..................................      319,500      13,538,812
AB Astra Class B ..................................      306,500      12,604,812
Alpha-Beta Technology, Inc.+ ......................      292,000       3,139,000
BioChem Pharma Inc.+ ..............................      186,000       7,463,250
Pfizer Inc. .......................................      272,000      21,522,000
Pharmaceutical Product Development, Inc.+ .........      276,500       7,465,500
Vertex Pharmaceuticals Incorporated+ ..............      148,500       4,380,750
                                                                      ----------
                        (COST $26,946,839) ........         --        70,114,124
                                                                      ----------
     MEDICAL INSTRUMENTS AND DEVICES (2.6%)
Medtronic, Inc. ...................................      243,000      15,582,375
                                                                     -----------
                        (COST $3,860,725)



5             STATEMENT OF INVESTMENTS September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

STOCKS (continued)                                   SHARES OR          VALUE
ISSUER                                            PRINCIPAL AMOUNT    (NOTE 1a)
     HEALTH CARE SERVICES (6.4%)
Aetna, Inc. .......................................      110,000   $   7,741,250
Aetna, Inc. 6.25% Class C Voting Preferred Stock ..       26,065       1,899,487
Huntingdon International Holdings Plc-ADR+ ........      669,500       4,937,562
MedPartners, Inc.+ ................................      484,000      11,011,000
Physician Reliance Network, Inc.+ .................      300,000       4,575,000
United Healthcare Corporation .....................      205,000       8,533,125
                                                                     -----------
                       (COST $35,922,349) .........         --        38,697,424
                                                                     -----------
                       (COST $66,729,913) .........         --       124,393,923
                                                                     -----------

MISCELLANEOUS (1.3%)
Other .............................................                    7,879,875
                                                                      ----------
                        (COST $6,986,699)


OIL & NATURAL GAS (INCLUDING SERVICES) (2.6%)
Repsol, S.A.-ADR ..................................      213,000       7,055,625
Texaco Inc. .......................................       89,500       8,234,000
                                                                      ----------
                         (COST $13,440,323) .......         --        15,289,625
                                                                      ----------


RETAIL TRADE (11.7%)
Giordano Holdings Limited - ADR ...................      304,500       2,679,600
The Home Depot, Inc. ..............................      765,500      43,537,813
Wal-Mart Stores, Inc. .............................      825,000      21,759,375
Williams-Sonoma, Inc.+ ............................       85,000       2,411,875
                                                                      ----------
                        (COST $6,683,573) .........         --        70,388,663
                                                                      ----------

SPECIAL HOLDINGS  #+ (NOTE 6) (0.5%)
Microbiological Associates, Inc. Preferred Series D      456,829        456,829
Microbiological Associates, Inc. Preferred Series E      384,242        384,242
Sequoia Capital IV ................................       ++            227,200
Warburg, Pincus Capital Partners, L.P. ............       ++          1,554,384
Welsh, Carson, Anderson & Stowe III ...............       ++            180,300
                                                                      ---------
                        (COST $3,441,688) .........         --        2,802,955*
                                                                      ---------

TRANSPORTATION (0.9%)
Werner Enterprises, Inc. ..........................      331,500      5,304,000
                                                                      ---------
                        (COST $3,412,439)

TOTAL STOCKS (84.8%)    (COST $292,509,392) .......                  509,005,597
                                                                    ------------

         SHORT-TERM SECURITIES AND OTHER ASSETS
--------------------------------------------------------------------------------
Ford Motor Credit Company notes
   due 10/7-10/17/96; 5.27%-5.34%                     $22,040,000     21,894,772
General Electric Capital Corp. notes
   due 10/1-11/12/96; 5.29%-5.37%                      21,170,000     21,042,494
General Motors Acceptance Corp. notes
   due 10/3-10/31/96; 5.29%-5.35%                      23,740,000     23,588,192
Sears Roebuck Acceptance Corp. notes
   due 10/15-11/4/96; 5.31%-5.40%                      25,065,000     24,904,915
                                                                   -------------
                        (COST $91,430,373)                            91,430,373

    Liabilities in excess of cash, receivables and other assets          (78,959)
                                                                   -------------

TOTAL SHORT-TERM SECURITIES AND OTHER ASSETS, NET (15.2%)             91,351,414
                                                                   -------------
NET ASSETS              (COST $383,860,806)                         $600,357,011
                                                                   =============

+Non-income producing security.                                  # Restricted security.
++ A limited partnership interest.                               * Fair value of each holding in the opinion of the
(see notes to financial statements)                                Directors.

6                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


                       1. SIGNIFICANT ACCOUNTING POLICIES

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors. The Company is also registered under the Investment Advisers Act of 1940 as an investment adviser.

a. SECURITY VALUATION Securities traded on securities exchanges or on the NASDAQ National Market System are valued at the last reported sales price on the last business day of the period. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price on the valuation date. Corporate discount notes are valued at amortized cost, which approximates market value. Special holdings are valued at fair value in the opinion of the Directors. In determining fair value, in the case of restricted shares, consideration is given to cost, operating and other financial data and, where applicable, subsequent private offerings or market price of the issuer's unrestricted shares (to which a 30 percent discount is applied); for limited partnership interests, fair value is based upon an evaluation of the partnership's net assets.

b. INVESTMENT IN CONTROLLED AFFILIATE On January 1, 1996, the investment in the Company's wholly owned subsidiary, General American Advisers, Inc., was eliminated when its business operations were transferred to the Company. This transfer was accounted for as a combination of businesses under common control.

c. FEDERAL INCOME TAXES The Company's policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required.

d. INVESTMENT ADVISORY FEES Income from fees (charged, generally, at the annual rate of 1/2% of assets under management, computed quarterly) is recorded as the related advisory services are performed by the Company.

e.  OTHER  As  customary  in  the  investment   company   industry,   securities
transactions   are  recorded  as  of  the  trade  date.   Dividend   income  and
distributions to stockholders are recorded as of the ex-dividend dates.

                   2. COMMON STOCK AND DIVIDEND  DISTRIBUTIONS
Transactions in Common Stock during 1996 and 1995 were as follows:

                                                                         SHARES                       AMOUNT
                                                                 -----------------------    ----------------------------
                                                                   1996          1995          1996            1995
                                                                 -----------------------    ----------------------------
Shares issued in payment of dividends ...................          --          2,092,369          --        $  2,092,369
Increase in paid-in capital .............................                                         --          39,906,509
                                                                                            ------------    ------------
      Total increase ....................................                                         --          41,998,878
                                                                                            ------------    ------------

Shares purchased (at an average discount from net asset
  value of 15.8% and 16.5%, respectively) ...............        1,562,205     1,421,424    ($ 1,562,205)     (1,421,424)
Decrease in paid-in capital .............................                                   ( 31,686,108)    (27,346,246)
                                                                                            ------------    ------------
      Total decrease ....................................                                   ( 33,248,313)    (28,767,670)
                                                                                            ------------    ------------
Net increase (decrease) .................................                                   ($33,248,313)   $ 13,231,208
                                                                                            ============    ============

The cost of the 1,713,905 shares of Common Stock held in Treasury at September 30, 1996 amounted to $36,318,173.

Dividends in excess of net income for financial statement purposes result primarily from transactions where tax treatment differs from book treatment.

           3. OFFICERS' COMPENSATION AND RETIREMENT AND THRIFT PLANS
The aggregate compensation paid by the Company during the nine months ended September 30, 1996 to its officers amounted to $1,766,738.

The Company has non-contributory retirement plans and a contributory thrift plan which cover substantially all employees. The costs to the Company and the assets and liabilities of the plans are not material. Costs of the plans are funded currently.

                      4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (other than short-term securities) during the nine months ended September 30, 1996 were $148,174,414 and $201,312,750, respectively. At September 30, 1996, the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes.


                             5. GENERAL INFORMATION
Brokerage commissions during the nine months ended September 30, 1996 were $352,074, including $41,477 paid to Goldman, Sachs & Co. The Chairman Emeritus of the Company is a limited partner of The Goldman Sachs Group, L.P. which is an affiliate of Goldman, Sachs & Co.

                            6. RESTRICTED SECURITIES

                                                        DATE                      VALUE
                                                      ACQUIRED       COST       (NOTE 1a)
                                                      --------    ----------   ----------
Microbiological Associates, Inc. Preferred Series D   12/20/91    $  861,500   $  456,829
Microbiological Associates, Inc. Preferred Series E   12/20/91       449,300      384,242
Sequoia Capital IV* ...............................   1/31/84      1,128,923      227,200
Warburg, Pincus Capital Partners, L.P.* ...........   10/04/83       154,872    1,554,384
Welsh, Carson, Anderson & Stowe III* ..............   3/10/83        346,793      180,300
Other .............................................                  500,300         --
                                                                  ----------   ----------
Total .............................................               $3,441,688   $2,802,955
                                                                  ==========   ==========

* The amounts shown are net of distributions from these limited partnership interests which, in the aggregate, amounted to $4,563,888, $3,725,979 and $3,452,757, respectively. The initial investment in each limited partnership was $2,000,000.

7                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

                         7. OPERATING LEASE COMMITMENT
In July 1992, the Company entered into an operating lease agreement for new office space which expires in 2007 and provides for future rental payments in the aggregate amount of approximately $5.6 million. The lease agreement contains a clause whereby the Company received twenty months of free rent beginning in December 1992 and escalation clauses relating to operating costs and real property taxes.

Rental expense approximated $333,000 for the nine months ended September 30, 1996. Minimum rental commitments under the operating lease are approximately $331,000 per annum in 1996 through 1997, $403,000 per annum in 1998 through 2002, and $504,000 per annum in 2003 through 2007.

In March 1996, the Company entered into a sublease agreement which expires in 2003 and provides for future rental receipts beginning in November 1996. Minimum rental receipts under the sublease are approximately $28,000 in 1996, $167,000 in 1997, $203,000 per annum in 1998 through 2002 and $64,000 in 2003. The
Company will also receive its proportionate share of operating expenses and real property taxes under the sublease.

     MAJOR STOCK CHANGES* Three Months Ended September 30, 1996 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                               Shares Held
INCREASES                                               SHARES              SEPTEMBER 30, 1996
--------------------------------------------------------------------------------------------------------
      NEW POSITIONS
      Ace Limited                                          --                      48,136 (a)
      Aetna, Inc.                                        31,840                   110,000 (b)
      Aetna, Inc. 6.25% Class C Voting Preferred Stock     --                      26,065 (b)
      Cox Communications, Inc. Class A                  200,000                   200,000
      DSC Communications Corporation                    187,500                   187,500
      MedPartners, Inc.                                    --                     484,000 (c)
      Pharmaceutical Product Development, Inc.               18                   276,500 (d)
      Physician Reliance Network, Inc.                  300,000                   300,000


      ADDITIONS
      American States Financial Corporation              31,500                   302,500
      BioChem Pharma Inc.                                20,000                   186,000
      Broderbund Software, Inc.                          90,000                   210,000
      Buffets, Inc.                                          50                 1,431,500 (e)
      Chrysler Corporation                               80,000                   400,000 (f)
      First Midwest Bancorp, Inc.                        23,500                   190,000
      PepsiCo, Inc.                                      39,000                   325,000
      Pinnacle Systems, Inc.                             68,000                   245,000

DECREASES
--------------------------------------------------------------------------------------------------------
      ELIMINATIONS
      Applied Bioscience International Inc.             918,000 (d)                  --
      Brinker International Inc.                         56,500                      --
      Caremark International Inc.                       400,000 (c)                  --
      HomeTown Buffet, Inc.                             485,000 (e)                  --
      Manpower Inc.                                      36,000                      --
      Tempest Reinsurance Company Limited                15,000 (a)                  --
      U.S. Healthcare, Inc.                             348,000 (b)                  --
      Walden Residential Properties                     120,500                      --


      REDUCTIONS
      Comcast UK Cable Partners Limited Class A          67,000                   601,500
      General Re Corporation                             26,500                    58,000
      Hormel Foods Corporation                           50,000                   205,000
      Medtronic, Inc.                                    10,000                   243,000
      Pfizer Inc.                                        20,000                   272,000
      Reuters Holdings Plc-ADR                           30,000                   109,000
      Texaco Inc.                                        10,000                    89,500
      United Healthcare Corporation                      49,500                   205,000
      USA Waste Services, Inc.                           30,000                   669,000
      U.S. Bancorp                                       40,000                   277,500
      Vertex Pharmaceuticals Incorporated                35,000                   148,500

*  Excludes transactions in Stocks - Miscellaneous - Other.
(a) 48,136  shares of Ace Limited were received in exchange for 15,000 shares of
    Tempest Reinsurance Company Limited in conjunction with a merger.
(b) 78,160 shares of Aetna, Inc. and 26,065 shares of Aetna, Inc. 6.25% Class C Voting Preferred Stock were received in exchange for 348,000 shares of U.S. Healthcare, Inc. in conjunction with a merger.
(c) 484,000 shares of MedPartners, Inc. were received in exchange for 400,000 shares of Caremark International Inc.
    in conjunction with a merger.
(d) 276,482 shares of Pharmaceutical Product Development, Inc. were received in exchange for 682,000 shares of
    Applied Bioscience International Inc. in conjunction with a merger.
(e) 567,450 shares of Buffets, Inc. were received in exchange for 485,000 shares of HomeTown Buffet, Inc. in conjunction with a merger.
(f) Includes shares received in conjunction with a stock split.

--------------------------------------------------------------------------------

In addition to purchases of the Company's Common Stock as set forth in Note 2 on page 6, purchases of Common Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

                                   DIRECTORS
--------------------------------------------------------------------------------

Lawrence B. Buttenwieser, Chairman
Malcolm B. Smith, Vice-Chairman

Arthur G. Altschul, Jr.
Lewis B. Cullman
Spencer Davidson
Gerald M. Edelman
Anthony M. Frank
John D. Gordan, III
Bill Green
Victoria Hamilton
Sidney R. Knafel
Richard R. Pivirotto
Joseph T. Stewart, Jr.
Raymond S. Troubh

Arthur G. Altschul, Chairman Emeritus
William O. Baker, Director Emeritus
William T. Golden, Director Emeritus

                                    OFFICERS
--------------------------------------------------------------------------------

Spencer Davidson, President & Chief Executive Officer
Victoria Hamilton, Executive Vice-President & Chief Operating Officer
S. Lawrence Feit, Senior Vice-President
John J. Smith, Vice-President
Andrew V. Vindigni, Vice-President
Eugene L. DeStaebler, Jr., Vice-President, Administration
Peter P. Donnelly, Vice-President & Trader
Diane G. Radosti, Treasurer
Carole Anne Clementi, Secretary

                               SERVICE COMPANIES
--------------------------------------------------------------------------------

COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP

CUSTODIAN
Bankers Trust Company

TRANSFER AGENT AND REGISTRAR
ChaseMellon Shareholder Services, L.L.C.
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ  07660
1-800-413-5499